Other intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	$ 100,642	$ 20,756
Additions	113,889	131,836
Disposals	(96,869)	(51,791)
Exchange differences	(5,865)	(159)
Other intangible assets at end of the year	111,797	100,642
Impairment charge related to intangible assets		1,153
Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(96,140)	(93,042)
Additions	(725)	(7,241)
Disposals	20	563
Exchange differences	2,536	3,580
Other intangible assets at end of the year	(94,309)	(96,140)
Accumulated impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(16,927)	(20,082)
Additions		(1,153)
Disposals		3,072
Exchange differences	830	1,236
Other intangible assets at end of the year	(16,097)	(16,927)
Capitalised development expenditure | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	51,698	54,874
Additions	910	1,040
Exchange differences	(2,914)	(4,216)
Other intangible assets at end of the year	49,694	51,698
Power Supply Agreements | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	37,836	37,836
Other intangible assets at end of the year	37,836	37,836
Rights of use | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	13,369	17,049
Additions	23	10
Disposals		(3,558)
Exchange differences	(153)	(132)
Other intangible assets at end of the year	13,239	13,369
Computer software | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	5,090	5,249
Additions	522
Disposals	(20)	(72)
Exchange differences	(62)	(87)
Other intangible assets at end of the year	5,530	5,090
Other intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	105,716	18,872
Additions	113,159	139,180
Disposals	(96,869)	(51,796)
Exchange differences	(6,102)	(540)
Other intangible assets at end of the year	115,904	105,716
Other intangible assets | Mauritania facility
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment charge related to intangible assets		1,153
Rights Held to Emit Greenhouse Gasses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions	$ 25,035	$ 44,138